Cover Page	Nov. 03, 2026	May 09, 2023
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Core Molding Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12505
Entity Tax Identification Number	31-1481870
Entity Address, Address Line One	800 Manor Park Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43228-0183
City Area Code	614
Local Phone Number	870-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, par value $0.01
Trading Symbol		CMT
Security Exchange Name		NYSEAMER
Entity Emerging Growth Company	false
Document Information [Line Items]
Entity Registrant Name	Core Molding Technologies, Inc.
Entity Central Index Key	0001026655
Amendment Flag	false